Income and Expenses Relating to Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ 7,996	¥ 12,272	¥ 31,582	¥ (2,851)
Life insurance related investment income
Net Investment Income [Line Items]
Trading Securities, Unrealized Holding Gain (Loss)	¥ 5,647	¥ (357)	¥ 23,027	¥ (9,301)